Subsequent Event (Details)				6 Months Ended
	Apr. 24, 2026 USD ($)	Mar. 25, 2026 USD ($) $ / shares shares	Jan. 29, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 AUD ($) shares	Jan. 29, 2026 $ / shares shares
Subsequent Event [Line Items]
Gross proceeds				$ 10,400,000	$ 10,400,000
Warrants [member]
Subsequent Event [Line Items]
Number of shares issued				458,720	458,720
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued						2,000,000
Par value per share | $ / shares						$ 1
Proceeds from issuing shares | $			$ 2,000,000
Subsequent Event [Member] | Warrants [member]
Subsequent Event [Line Items]
Exercise price | $ / shares			$ 2
Warrants exercisable to purchase ordinary shares			2
Expiration term			5 years
Number of shares issued per unit			1
Forecast [Member]
Subsequent Event [Line Items]
Number of shares issued		16,800,000
Par value per share | $ / shares		$ 0.5
Proceeds from issuing shares | $		$ 8,400,000
Percentage of outstanding ordinary shares	51.00%
Gross consideration for equity stake | $	$ 5,326,840
Forecast [Member] | Warrants [member]
Subsequent Event [Line Items]
Exercise price | $ / shares		$ 0.7
Warrants exercisable to purchase ordinary shares		2
Number of shares issued per unit		1
Class A Ordinary Share [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares issued per unit			1
Class A Ordinary Share [Member] | Forecast [Member]
Subsequent Event [Line Items]
Number of shares issued per unit		1